UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   June 30, 2008


Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC     August 5, 2008
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:    62
                                        -------------

Form 13F Information Table Value Total:   265390
                                        -------- -----
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE




AFLAC INC	Common	001055102	5382	85694	SOLE	N/A	85694
ALBERMARLE CORP	Common	012653101	7784	195035	SOLE	N/A	195035
APACHE CORP	Common	037411402	266	1914	SOLE	N/A	1914
APTARGROUP INC	Common	038336103	4666	111225	SOLE	N/A	111225
ARCHER DAN MIDL	Common	039483102	5653	167487	SOLE	N/A	167487
AT&T		Common	0206R201	243	7217	SOLE	N/A	7217
AUTOMATIC DATA 	Common	053015103	6534	155953	SOLE	N/A	155953
BANK OF AM CORP	Common	060505104	4201	176004	SOLE	N/A	176004
CARDINAL HEALTH	Common	14149Y108	4066	78820	SOLE	N/A	78820
CATERPILLAR INC	Common	149123101	6407	86792	SOLE	N/A	86792
CONOCOPHILLIPS	Common	20825C104	205	2177	SOLE	N/A	2177
CROSSTEX EN INC	Common	22765Y104	328	9450	SOLE	N/A	9450
DNP SEL INC FUN	Common	23325P104	232	22224	SOLE	N/A	22224
DUFF & PHELPS	Common	26432K108	110	10300	SOLE	N/A	10300
EATON VANCE COR	Common	278265103	7816	196575	SOLE	N/A	196575
ECOLAB		Common	278865100	2594	60340	SOLE	N/A	60340
EMERSON ELEC CO	Common	2910111104	1022	20662	SOLE	N/A	20662
ENBRIDGE EN PAR	Common	29250R106	11661	231784	SOLE	N/A	231784
ENERGY TRA PTNR	Common	29273R109	9345	214985	SOLE	N/A	214985
ENTERPRISE PROD	Common	293792107	13075	442632	SOLE	N/A	442632
EQUITABLE RESO 	Common	294549100	302	4370	SOLE	N/A	4370
EXXON MOBIL COR	Common	30231G102	1461	16579	SOLE	N/A	16579
FLUOR CORP	Common	343858205	282	1513	SOLE	N/A	1513
GENERAL ELEC CO	Common	369604103	8324	311877	SOLE	N/A	311877
GENZYME CORP	Common	372917104	201	2800	SOLE	N/A	2800
ILLINOIS TL WKS	Common	452308109	4047	85175	SOLE	N/A	85175
IBM		Common	459200101	7198	60728	SOLE	N/A	60728
JOHN HAN T/A DV	Common	41013V100	152	10350	SOLE	N/A	10350
JOHNSON & JOHNS	Common	478160104	5628	87479	SOLE	N/A	87479
JP MORGAN CHASE	Common	46625H100	340	9898	SOLE	N/A	9898
KINDER MOR ENER	Common	494550106	2938	52720	SOLE	N/A	52720
LEGGETT & PLATT	Common	524660107	3639	217010	SOLE	N/A	217010
LINEAR TECH CO	Common	535678106	2799	85950	SOLE	N/A	85950
LINN ENERGY LLC	Common	53602010	4969	199975	SOLE	N/A	199975
MAGELLAN MIDSTR	Common	559080106	10582	297320	SOLE	N/A	297320
MCDONALDS CORP	Common	580135101	8012	142520	SOLE	N/A	142520
MEDTRONIC INC	Common	585055106	4149	80169	SOLE	N/A	80169
NATURAL RESO LP	Common	63900P103	18195	441625	SOLE	N/A	441625
NUCOR CORP.	Common	670346105	3564	47735	SOLE	N/A	47735
NUSTAR ENERGY 	Common	67058H102	4129	87128	SOLE	N/A	87128
NUVEEN PENN INV	Common	670972108	161	12800	SOLE	N/A	12800
ONEOK PARTNERS	Common	682680103	949	16970	SOLE	N/A	16970
PAYCHEX INC	Common	704326107	4195	134104	SOLE	N/A	134104
PENN VA RESOURC	Common	707884102	489	18050	SOLE	N/A	18050
PEPSICO INC	Common	713448108	5100	80194	SOLE	N/A	80194
PIMCO CORPORATE	Common	72200U100	649	46050	SOLE	N/A	46050
PIMCO MUNI INC	Common	72200N106	256	19100	SOLE	N/A	19100
PLAINS ALL AMER	Common	726503105	7599	168447	SOLE	N/A	168447
PRAXAIR INC	Common	74005P104	7576	80395	SOLE	N/A	80395
PROCTER & GAMBL	Common	742718109	5597	92039	SOLE	N/A	92039
ROPER INDS INC 	Common	776696106	9206	139745	SOLE	N/A	139745
SEI INVESTMENTS	Common	784117103	4216	179250	SOLE	N/A	179250
STATE STR CORP	Common	857477103	4579	71565	SOLE	N/A	71565
SUNOCO LOGISTIC	Common	86764L108	12773	272350	SOLE	N/A	272350
TELEFLEX INC	Common	879369106	628	11300	SOLE	N/A	11300
TEPPCO PARTNERS Common	872384102	567	17080	SOLE	N/A	17080
TOTAL SYS INC	Common	891906109	3010	135458	SOLE	N/A	135458
UNITED TECHN	Common	913017109	5882	95338	SOLE	N/A	95338
US BANCORP	Common	902973304	364	13050	SOLE	N/A	13050
WACHOVIA CORP	Common	929903102	180	11572	SOLE	N/A	11572
WALGREEN CO	Common	931422109	2536	78000	SOLE	N/A	78000
WILLIAMS PRTNRS	Common	96950F104	6377	194130	SOLE	N/A	194130

3
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